Employee benefits (Details 7)	12 Months Ended
	Dec. 31, 2012 USD denominated [Member] USD ($)	Dec. 31, 2011 USD denominated [Member] USD ($)	Dec. 31, 2010 USD denominated [Member] USD ($)	Dec. 31, 2012 EUR denominated [Member] EUR (€)	Dec. 31, 2011 EUR denominated [Member] EUR (€)	Dec. 31, 2010 EUR denominated [Member] EUR (€)
Share plan
Conditionally outstanding shares, Beginning balance	264,891			1,479,297
Conditionally outstanding shares, Weighted average grant date fair value, Beginning balance	$ 32.35			€ 24.19
Granted	110,465			678,505
Granted, Weighted average grant date fair value	$ 47.71	$ 39.00	$ 31.66	€ 36.15	€ 28.09	€ 23.51
Vested/Issued	(106,500)			(421,902)
Vested/Issued, Weighted average grant date fair value	$ 31.05			€ 20.88
Forfeited	(19,762)			(42,290)
Forfeited, Weighted average grant date fair value	$ 37.55			€ 19.91
Conditionally outstanding shares, Ending balance	249,094	264,891		1,693,610	1,479,297
Conditionally outstanding shares, Weighted average grant date fair value, Ending balance	$ 40.71	$ 32.35		€ 29.92	€ 24.19